Long-term Debt (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Principal maturities of long-term debt by type of debt
Second quarter 2016	$ 0
Third quarter 2016	375
Fourth quarter 2016	0
First quarter 2017	0
Remainder of 2017	1,889
2018	0
2019	700
2020	300
2021-2067	1,300
Securitizations	2,012
Revolvoing conduit facilities, long-term debt maturities	1,098
Total principal maturities	7,674
Long-term debt	7,187	$ 9,582
Debt issuance costs	(21)
Securitizations
Principal maturities of long-term debt by type of debt
Long-term debt	2,003
Medium Term Notes
Principal maturities of long-term debt by type of debt
Long-term debt	$ 3,914
Junior Subordinated Debt
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)	6.00%
Second quarter 2016	$ 0
Third quarter 2016	0
Fourth quarter 2016	0
First quarter 2017	0
Remainder of 2017	0
2018	0
2019	0
2020	0
2021-2067	350
Securitizations	0
Total principal maturities	350
Long-term debt	172
Debt issuance costs	$ 0
Senior Notes | Securitizations
Principal maturities of long-term debt by type of debt
Contractual interest rate, minimum (as a percent)	2.41%
Contractual interest rate, maximum (as a percent)	6.50%
Second quarter 2016	$ 0
Third quarter 2016	0
Fourth quarter 2016	0
First quarter 2017	0
Remainder of 2017	0
2018	0
2019	0
2020	0
2021-2067	0
Securitizations	2,012
Revolvoing conduit facilities, long-term debt maturities	0
Total principal maturities	2,012
Debt issuance costs	$ (9)
Senior Notes | Revolving Credit Facility
Principal maturities of long-term debt by type of debt
Contractual interest rate, minimum (as a percent)	1.92%
Contractual interest rate, maximum (as a percent)	2.77%
Second quarter 2016	$ 0
Third quarter 2016	0
Fourth quarter 2016	0
First quarter 2017	0
Remainder of 2017	0
2018	0
2019	0
2020	0
2021-2067	0
Securitizations	0
Revolvoing conduit facilities, long-term debt maturities	1,098
Total principal maturities	1,098
Long-term debt	1,098
Debt issuance costs	$ 0
Senior Notes | Medium Term Notes
Principal maturities of long-term debt by type of debt
Contractual interest rate, minimum (as a percent)	5.25%
Contractual interest rate, maximum (as a percent)	8.25%
Second quarter 2016	$ 0
Third quarter 2016	375
Fourth quarter 2016	0
First quarter 2017	0
Remainder of 2017	1,889
2018	0
2019	700
2020	300
2021-2067	950
Securitizations	0
Revolvoing conduit facilities, long-term debt maturities	0
Total principal maturities	4,214
Debt issuance costs	(12)
Junior Subordinated Debt
Principal maturities of long-term debt by type of debt
Revolvoing conduit facilities, long-term debt maturities	$ 0